Business Combinations	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Business Combinations
5. Business combinations:

Merger with Fuel Systems:

On June 1, 2016 ("the acquisition date"), the Company completed a merger with Fuel Systems Solutions, Inc. ("Fuel Systems"). Fuel Systems shareholders received 2.4755 Westport common shares for each share of Fuel Systems common stock owned. The Company issued 44,882,782 common shares to former Fuel Systems shareholders and 653,532 restricted stock units. The Company determined the purchase price using the Nasdaq closing share price on the acquisition date at $2.20 per share, which resulted in total purchase consideration of $99,397. The Company incurred total acquisition related costs of $9,890 in 2015 and 2016, which were expensed as incurred.

This business combination resulted in a bargain purchase transaction, as the fair value of assets acquired and liabilities assumed exceeded the total of the transaction date fair value of equity issued by $35,808. The Company believes it was able to acquire the assets of Fuel Systems for less than their fair value due to the weakness in the alternative fuel sector.